CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 177,283	$ 172,955
Cost of revenues:
Total cost of revenues	99,312	88,852
Gross profit	77,971	84,103
Operating expenses:
Research and development	63,350	52,858
Sales and marketing	33,839	28,738
General and administrative	40,878	16,555
Amortization of intangibles	1,191	1,733
Loss on sale of assets		22
Total operating expenses	139,258	99,906
Loss from operations	(61,287)	(15,803)
Interest expense, net	(12,813)	(6,422)
Change in fair value of warrant liability and derivatives, net	4,116	(3,322)
Gain on extinguishment of debt	2,096
Other expense, net	(3,328)	(878)
Loss before income taxes	(71,216)	(26,425)
Income tax benefit	690	782
Net loss	$ (70,526)	$ (25,643)
Loss per share - basic and diluted	$ (1.09)	$ (0.43)
Weighted average shares outstanding - basic and diluted	64,509,718	59,710,047
Products And Software Licenses [Member]
Revenues:
Total revenues	$ 151,172	$ 134,338
Cost of revenues:
Total cost of revenues	95,442	84,375
Maintenance Warranty And Services [Member]
Revenues:
Total revenues	26,111	38,617
Cost of revenues:
Total cost of revenues	$ 3,870	$ 4,477